Description of Business - Related Parties (Table) (Details)	Nov. 30, 2014	Oct. 09, 2013
Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership in Navios Europe	50.00%	47.50%
Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership in Navios Europe	50.00%	47.50%
Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership in Navios Europe	0.00%	5.00%